UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
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Check here if Amendment  [ ]; Amendment Number:
                                                --------------------------------
  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jundt Associates, Inc.
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Address:   301 Carlson Parkway, Suite 120
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           Minnetonka, Minnesota 55305
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Form 13F File Number: 28-2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Jundt
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Title:     Chairman
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Phone:     (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ James R. Jundt          Minneapolis, Minnesota      April 17, 2007
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[Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0
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Form 13F Information Table Entry Total:    34
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Form 13F Information Table Value Total:    $ 112,488
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                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                   Voting Authority
                                                                                                  ------------------
                                 Title of               Value    Shares/  Sh/    Put/   Invstmt   Other
Name of Issuer                   class        CUSIP    (x$1000)  Prn Amt  Prn    Call   Dscretn   Managers      Sole   Shared   None
------------------------------   --------   ---------  --------  -------- ---    ----   -------   --------    -------  ------   ----
ABBOTT LABS COM                  COM        002824100    6417      115000 SH               Sole                115000
ALLERGAN INC COM                 COM        018490102    2272       20500 SH               Sole                 20500
APPLE COMPUTER, INC. CMN         COM        037833100    2945       31700 SH               Sole                 31700
AT&T INC                         COM        00206R102     509       12900 SH               Sole                 12900
CELGENE CORP COM                 COM        151020104    5330      101600 SH               Sole                101600
CHICAGO MERCANTIL HLDG CL A      COM        167760107    2662        5000 SH               Sole                  5000
CIENA CORP COM                   COM        171779309    2803      100300 SH               Sole                100300
CISCO SYS INC                    COM        17275R102    2808      110000 SH               Sole                110000
COSTCO WHSL CORP NEW COM         COM        22160k105    2762       51300 SH               Sole                 51300
DIOMED HOLDINGS INC COM NEW      COM        25454R207     266      185000 SH               Sole                185000
GENENTECH INC COM NEW            COM        368710406    3367       41000 SH               Sole                 41000
GENZYME CORP                     COM        372917104    3541       59000 SH               Sole                 59000
GILEAD SCIENCES INC COM          COM        375558103    2031       26500 SH               Sole                 26500
GOOGLE INC CL A                  COM        38259P508    6964       15200 SH               Sole                 15200
ILLUMINA INC                     COM        452327109    4726      161300 SH               Sole                161300
IMMERSION CORPORATION CMN        COM        452521107    7969      883535 SH               Sole                883535
INTUITIVE SURGICAL INC COM       COM        46120E602    3355       27600 SH               Sole                 27600
LEVEL 3 COMMUNICTIONS            COM        52729N100    4059      665400 SH               Sole                665400
MEDCO HEALTH SOLUTIONS COM       COM        58405U102    1269       17500 SH               Sole                 17500
MICROSOFT CORP                   COM        594918104    6221      223200 SH               Sole                223200
NYSE GROUP INC COM, 4/4/07 new   COM        62949W103    3263       34800 SH               Sole                 34800
SCHERING PLOUGH CORP PFD CONV    COM        806605606     730       12400 SH               Sole                 12400
SCHERING-PLOUGH CORP CMN         COM        806605101    6752      264700 SH               Sole                264700
SEPRACOR INC CMN                 COM        817315104    6561      140700 SH               Sole                140700
SIRIUS SATELLITE RADIO COM       COM        82966U103    1119      349800 SH               Sole                349800
STRYKER CORP CMN                 COM        863667101     676       10200 SH               Sole                 10200
VANDA PHARMACEUTICALS COM        COM        921659108    4863      199650 SH               Sole                199650
WALT DISNEY COMPANY              COM        254687106    2878       83600 SH               Sole                 83600
XM SATELLITE RADIO HLDGS INC C   COM        983759101    5031      389427 SH               Sole                389427
ZIMMER HLDGS INC COM             COM        98956P102     256        3000 SH               Sole                  3000
BAIDU.COM, INC. SPONSORED ADR    ADR        056752108    3162       32750 SH               Sole                 32750
GMARKET INC SPON ADR             ADR        38012G100    1671       96200 SH               Sole                 96200
RESEARCH IN MOTION               ADR        760975102    1228        9000 SH               Sole                  9000
SCHLUMBERGER LTD CMN             ADR        806857108    2018       29200 SH               Sole                 29200
REPORT SUMMARY                        34 DATA RECORDS  112488           0          OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED